Note 2 - Summary of Significant Accounting Policies (Details) (USD $) Share data in Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation (in Dollars)			$ 73,720	$ 84,131	$ 94,887
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	10.3	13.2	12.3	2.8	2.0
Licensing Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					10 years
Amortization of Intangible Assets (in Dollars)			19,923	24,886	24,886
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months (in Dollars)			10,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two (in Dollars)			10,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three (in Dollars)			0
Finite-Lived Intangible Assets, Amortization Expense, Year Four (in Dollars)			0
Finite-Lived Intangible Assets, Amortization Expense, Year Five (in Dollars)			$ 0
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years